MORTGAGE LOANS ON REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Age Analysis of Loans by Property Type
Generally, commercial mortgage loans are secured by first liens on income-producing real estate. Non-accrual balances are those more than 90 days past due. The age analysis of loans by property type is shown below:

AS OF DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Current	Non-accrual	Total	Percentage
Apartment	$1,216	$50	$1,266	21%
Hotel	999	13	1,012	17%
Industrial	1,083	—	1,083	18%
Office	954	36	990	16%
Parking	404	9	413	7%
Retail	828	4	832	14%
Storage	132	—	132	2%
Other	268	26	294	5%
Total	$5,884	$138	$6,022	100%
Allowance for credit losses			(60)
Total, net of allowance			$5,962

AS OF DEC. 31, 2022 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Current	Non-accrual	Total	Percentage
Apartment	$907	$—	$907	15%
Hotel	1,114	—	1,114	19%
Industrial	1,050	—	1,050	18%
Office	1,160	27	1,187	20%
Parking	420	—	420	7%
Retail	874	—	874	15%
Storage	120	—	120	2%
Other	257	—	257	4%
Total	$5,902	$27	$5,929	100%
Allowance for credit losses			(41)
Total, net of allowance			$5,888

Schedule of Allowance for Credit Losses
The rollforward of the allowance for credit losses for mortgage loans is shown below:

US$ MILLIONS
Balance as of January 1, 2021	$—
Provision	(1)
Balance as of December 31, 2021	(1)
Provision	(40)
Balance as of December 31, 2022	(41)
Provision	(19)
Balance as of December 31, 2023	$(60)
The asset and allowance balances for credit losses for mortgage loans by property-type are shown below:

AS OF DEC. 31	2023		2022
US$ MILLIONS	Asset Balance	Allowance	Asset Balance	Allowance
Apartment	$1,266	$(4)	$907	$(1)
Hotel	1,012	(2)	1,114	(6)
Industrial	1,083	(1)	1,050	(4)
Office	990	(34)	1,187	(17)
Parking	413	(3)	420	(6)
Retail	832	(4)	874	(4)
Storage	132	—	120	(2)
Other	294	(12)	257	(1)
Total	$6,022	$(60)	$5,929	$(41)
The rollforward of the allowance for credit losses for private loans is shown below:

US$ MILLIONS
Balance as of January 1, 2021	$—
Provision	(12)
Balance as of December 31, 2021	(12)
Provision	(16)
Balance as of December 31, 2022	(28)
Provision	(16)
Balance as of December 31, 2023	$(44)

Schedule of Amortized Cost of Mortgage Loans by Year of Origination	The amortized cost of mortgage loans by year of origination by property-type are shown below:

AS OF DEC. 31, 2023 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
Apartment	$87	$626	$292	84	$76	$101	$1,266
Hotel	142	244	39	39	129	419	1,012
Industrial	1	343	164	215	129	231	1,083
Office	31	129	32	24	46	728	990
Parking	—	55	29	27	13	289	413
Retail	—	284	119	65	34	330	832
Storage	14	8	20	36	38	16	132
Other	30	137	45	—	28	54	294
Total	$305	$1,826	$740	$490	$493	$2,168	$6,022
Allowance for credit losses							(60)
Total, net of allowance							$5,962
The following table summarizes the credit ratings for private loans:

AS OF DEC. 31 US$ MILLIONS	2023	2022
A or higher	$20	$4
BBB	29	17
BB and below	272	395
Unrated[1]	877	728
Total	$1,198	$1,144
1.Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on our investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.